Description of Business and Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 0.4	$ 0.4
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful life	2 years